Financial risk management and fair values - Movement in loss allowance account in respect of trade receivables (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Written off during the period	¥ 10,476,000
Decrease Through Collection Of Receivables	7,106,000
Trade receivables | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Balance at the beginning of period	(88,764,000)	¥ (85,117,000)	¥ (59,827,000)
Written off during the period	10,476,000
Credit loss recognized during the year	(2,080,000)	(908,000)	(28,924,000)
Exchange adjustment	1,934,000	(2,739,000)	3,634,000
Balance at the end of period	(78,434,000)	(88,764,000)	(85,117,000)
Increase (decrease) through origination of new financial assets	(8,332,000)
Increase through increase in days past due days			(5,551,000)
Decrease through decrease in days past due days		20,300,000	14,703,000
Increase due to deterioration of financial status of certain overseas distributor		21,367,000	35,720,000
Other receivables | Loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Credit loss recognized during the year	¥ 0	¥ 0	¥ 0